Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Restricted Cash

	Note	December 31, 2019	December 31, 2018
Letters of credit		$1,406	$633
Credit facility financial covenant compliance		-	7,500
Brazil income tax insurance bond collateral	28	13,879	7,463

Total restricted cash		15,285	15,596

Less: Current portion of restricted cash		(607)	(633)

Non-current portion of restricted cash		$14,678	$14,963